CONSOLIDATED STATEMENTS OF CASH FLOWS - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash Flows from Operating Activities:
Net Income	¥ 255,257	¥ 195,287	¥ 119,058
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	229,583	206,670	177,280
Provision for doubtful receivables and probable loan losses	11,631	13,838	10,016
Equity in net income of affiliates (excluding interest on loans)	(30,267)	(18,159)	(12,874)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(20,575)	(64,923)	(7,883)
Bargain purchase gain	(36,082)	0	0
Gains on sales of available-for-sale securities	(32,077)	(14,149)	(17,252)
Gains on sales of operating lease assets	(34,425)	(23,692)	(19,848)
Write-downs of long-lived assets	34,887	23,421	17,896
Write-downs of securities	8,997	7,989	22,838
Decrease (Increase) in restricted cash	(1,922)	22,366	33,852
Decrease (Increase) in trading securities	441,554	21,300	(16,264)
Decrease (Increase) in inventories	(13,481)	25,581	37,918
Decrease (Increase) in trade notes, accounts and other receivable	(20,742)	(17,572)	6,955
Increase (Decrease) in trade notes, accounts and other payable	34,275	26,505	(16,082)
Increase (Decrease) in policy liabilities and policy account balances	(506,043)	28,429	20,990
Deferred tax provision	41,338	52,344	32,579
Other, net	(104,297)	(7,229)	2,125
Net cash provided by operating activities	257,611	478,006	391,304
Cash Flows from Investing Activities:
Purchases of lease equipment	(907,484)	(859,568)	(736,373)
Principal payments received under direct financing leases	488,522	459,003	381,080
Installment loans made to customers	(1,109,458)	(1,035,564)	(918,777)
Principal collected on installment loans	977,272	1,264,645	1,193,884
Proceeds from sales of operating lease assets	272,040	251,904	173,890
Investment in affiliates, net	(27,698)	(45,084)	(19,206)
Proceeds from sales of investment in affiliates	2,128	15,429	3,280
Purchases of available-for-sale securities	(982,415)	(897,246)	(684,870)
Proceeds from sales of available-for-sale securities	511,868	318,697	417,534
Proceeds from redemption of available-for-sale securities	398,280	473,126	373,729
Purchases of held-to-maturity securities	(20,522)	(8,519)	(46,567)
Purchases of other securities	(27,489)	(24,761)	(26,855)
Proceeds from sales of other securities	67,982	26,501	40,568
Purchases of property under facility operations	(81,311)	(48,195)	(10,928)
Acquisitions of subsidiaries, net of cash acquired	(73,240)	(94,586)	(43,223)
Sales of subsidiaries, net of cash disposed	47,800	0	(171)
Other, net	(4,076)	(11,096)	8,662
Net cash provided by (used in) investing activities	(467,801)	(215,314)	105,657
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	3,819	(106,783)	(20,507)
Proceeds from debt with maturities longer than three months	1,337,870	1,211,797	1,365,827
Repayment of debt with maturities longer than three months	(1,178,401)	(1,501,403)	(1,790,616)
Net increase in deposits due to customers	80,924	127,610	6,623
Cash dividends paid to ORIX Corporation shareholders	(30,117)	(15,878)	(9,676)
Contribution from noncontrolling interests	7,919	11,089	1,133
Net increase (decrease) in call money	6,000	(5,000)	0
Other, net	(14,582)	864	(19,977)
Net cash provided by (used in) financing activities	213,432	(277,704)	(467,193)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	6,237	6,755	9,636
Net Increase (decrease) in Cash and Cash Equivalents	9,479	(8,257)	39,404
Cash and Cash Equivalents at Beginning of Year	818,039	826,296	786,892
Cash and Cash Equivalents at End of Year	¥ 827,518	¥ 818,039	¥ 826,296